400 Howard Street P.O. Box 7101 San Francisco, CA 94105 Tel +1 415 670 7987 Fax +1 415 618 5462 edward.baer@blackrock.com

 December 30, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)
    Securities Act File No. 333-92935;
    Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statements of Additional Information, each dated December 30, 2014, do not differ from those contained in Post-Effective Amendment No.
1,286 to the Trust’s Registration Statement on Form N-1A, filed electronically on December 22,
2014.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr &
Gallagher LLP at (202) 303-1124 or me at (415) 670-7987.

Yours truly,

/s/ Edward Baer
Edward Baer

cc:  Benjamin J. Haskin, Esq.